SIMPSON THACHER & BARTLETT LLP
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                            New York, New York 10017


Tel:     (212) 455-2000
Fax:     (212) 455-2502


                                                     December 22, 2005

                  Re: The Asia Tigers Fund, Inc. (File No. 811-8050) The India Fund, Inc. (File No. 811-8266)

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Filing Desk

Ladies and Gentlemen:

     On behalf of the Funds captioned above pursuant to Rule 14a-12 under the Securities Exchange Act of 1934, as amended, please find a Schedule 14A, transmitted via direct electronic transmission, containing soliciting material to be published before furnishing stockholders with a proxy statement.

     Any questions or communications regarding this filing should be directed to Kathryn Gettles-Atwa (212-455-2195) of this firm.

                                                     Very truly yours,

                                                     /s/ Kathryn Gettles-Atwa
                                                     ---------------------------

                                                     Kathryn Gettles-Atwa